Financing Arrangements (Details) - Schedule of Principal Maturities of Outstanding Debt Obligations - One Energy Enterprises Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
2024	$ 13,395,166
2025	749,718
2026	809,479
2027	780,542
2028	817,862
Thereafter	10,643,356
Long-Term Debt	$ 27,196,123	$ 41,966,215